SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Contract shares	Dec. 26, 2015 USD ($) shares	Dec. 27, 2014 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Requisite ownership to consolidate (in hundredths) (or more)	50.00%
Additional sales due to additional week in fiscal year	$ 53.0
Amount required to be held for loss funding	0.4	$ 0.6
Accounts receivable retainage	$ 6.0	6.5
Accounts receivable retainage, collection period	18 months
Concentration of accounts receivable related to largest customer	$ 34.0	39.1
Current portion of notes receivable	1.4	2.0
Notes receivable long term portion	0.9	2.4
Inventory on consignment	12.2	11.7
Inventory write-down	$ 2.5
Number of insurance contracts with third party by Ardellis | Contract	26
Reserve associated with contracts to third party by Ardellis	$ 2.5	$ 2.0
Construction contracts completion term, minimum	6 months
Construction contracts completion term, maximum	18 months
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options excluded from computation of diluted EPS (in shares) | shares	0	0	0